Organization and Principal Activities - Additional Information (Details)				1 Months Ended		12 Months Ended
	Mar. 27, 2018 CNY (¥) shares	Mar. 27, 2018 USD ($) $ / shares shares	Mar. 11, 2018 shares	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Organization And Principal Activities [Line Items]
Entity incorporation date						Oct. 18, 2017	Oct. 18, 2017
Proceeds from issuance of shares						¥ 837,505,007	$ 121,810,051
Payment for initial public offering costs						¥ 30,827,578	$ 4,483,685
Leased And Operated Hotels
Organization And Principal Activities [Line Items]
Lease description						The Group typically receives rental holidays of three to twenty-four months and pays fixed rent on a monthly or quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term	The Group typically receives rental holidays of three to twenty-four months and pays fixed rent on a monthly or quarterly basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term
Frequency of fixed rent payment						monthly or quarterly	monthly or quarterly
Leased And Operated Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term						10 years	10 years
Rental holidays receivable term						3 months	3 months
Fixed rent payable term						3 years	3 years
Period subject to increase in rent value						3 years	3 years
Leased And Operated Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term						20 years	20 years
Rental holidays receivable term						24 months	24 months
Fixed rent payable term						5 years	5 years
Period subject to increase in rent value						5 years	5 years
Franchised And Managed Hotels | Minimum
Organization And Principal Activities [Line Items]
Lease term						5 years	5 years
Franchised And Managed Hotels | Maximum
Organization And Principal Activities [Line Items]
Lease term						20 years	20 years
Initial Public Offering
Organization And Principal Activities [Line Items]
Payment for initial public offering costs	¥ 30,827,578	$ 4,483,685
Class B Ordinary Shares to Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Number of shares were redesignated			7,594,048
GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Dividend declared to fund the repurchase of ordinary shares | ¥								¥ 30,382,838
Dividend declared in conjunction to the Reorganization | ¥								¥ 588,350,964
GreenTree Inns Hotel Management Group, Inc. | Dividend Declared
Organization And Principal Activities [Line Items]
Cash dividend | $				$ 25,578,618	$ 25,578,618
Common Class A | Initial Public Offering
Organization And Principal Activities [Line Items]
Stock issued during period	10,200,000	10,200,000				10,200,000	10,200,000
Shares issued price per share | $ / shares		$ 14.00
Proceeds from issuance of shares | $		$ 133,518,000
Common Class A | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders								48,635,252
Common Class B | GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Shares issued for services contributed by founders								42,716,957
Alex S. Xu (CEO)
Organization And Principal Activities [Line Items]
Percentage of ownership interest hold by founder						74.51%	74.51%